Segment information - geographical areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical location
Total Revenue	$ 22,090	$ 22,465	$ 23,002
UK | Operating segments
Disclosure of geographical location
Total Revenue	2,390	3,240	1,849
External
Disclosure of geographical location
Total Revenue	19,700	19,225	21,153
Europe | Operating segments
Disclosure of geographical location
Total Revenue	3,820	4,557	5,580
France | Operating segments
Disclosure of geographical location
Total Revenue	617	701	899
Germany | Operating segments
Disclosure of geographical location
Total Revenue	592	541	615
Italy | Operating segments
Disclosure of geographical location
Total Revenue	426	514	529
Spain | Operating segments
Disclosure of geographical location
Total Revenue	396	447	440
Sweden | Operating segments
Disclosure of geographical location
Total Revenue	477	842	1,522
Others | Operating segments
Disclosure of geographical location
Total Revenue	1,312	1,512	1,575
The Americas | Operating segments
Disclosure of geographical location
Total Revenue	8,529	7,957	9,169
Canada | Operating segments
Disclosure of geographical location
Total Revenue	483	482	495
US | Operating segments
Disclosure of geographical location
Total Revenue	7,240	6,666	7,828
Others | Operating segments
Disclosure of geographical location
Total Revenue	806	809	846
Asia, Africa And Australasia | Operating segments
Disclosure of geographical location
Total Revenue	7,351	6,711	6,404
Australia | Operating segments
Disclosure of geographical location
Total Revenue	313	377	385
China | Operating segments
Disclosure of geographical location
Total Revenue	3,778	2,955	2,650
Japan | Operating segments
Disclosure of geographical location
Total Revenue	1,952	2,172	2,145
Others | Operating segments
Disclosure of geographical location
Total Revenue	$ 1,308	$ 1,207	$ 1,224